Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Component of Income Tax Expenses

The following table sets forth the component of income tax (expenses)/benefit of the Group for the years ended June 30, 2024, 2025 and 2026:

	For the years ended June 30, 2026
	Mainland China	Hongkong	Others	Total
	RMB	RMB	RMB	RMB

Loss before income tax benefits	(219,032)	(7,231)	(40,136)	(266,399)
Current tax benefits	121	-	(72)	49
Deferred tax expenses	11,415	-	-	11,415
Income tax benefits	11,536	-	(72)	11,464

	For the years ended June 30, 2025
	Mainland China	Hongkong	Others	Total
	RMB	RMB	RMB	RMB

Loss before income tax expense	(17,917)	1,712	(2,251)	(18,456)
Current tax expenses	(3,596)	-	-	(3,596)
Deferred tax expenses	246	-	-	246
Income tax expenses	(3,350)	-	-	(3,350)

For the years ended June 30, 2024
	Mainland China	Hongkong	Others	Total
	RMB	RMB	RMB	RMB

Loss before income tax expense	-	-	-	-
Current tax expenses	-	-	-	-
Deferred tax expenses	-	-	-	-
Income tax expenses	-	-	-	-

Schedule of Statutory EIT Rate and the Effective Tax Rates

The following table sets forth reconciliation between the PRC statutory EIT rate and the effective tax rates for years prior to the adoption of ASU 2023-09:

	For the years ended June 30,
	2024	2025

Statutory income tax rate in PRC	25.0%	25.0%
Effect of income tax exemptions and preferential tax rates	-	-11.8%
Effect of income tax rate difference in other jurisdictions	-	9.4%
Effect of PRC withholding tax	-	0.0%
Permanent differences	-	-16.9%
Changes in valuation allowance	-	-23.9%
Effective tax rate	-	-18.2%

Upon adoption of ASU 2023-09, as described in Note 2(ah), reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the year ended June 30, 2026 is as follows:

	For the years ended June 30, 2026
	RMB	Percentage

Chinese mainland statutory income tax benefits	66,600	25.0%
Other jurisdictions’ tax effects
Hong Kong	1,434	0.5%
Cayman
Effect on tax rates in different tax jurisdictions	(9,983)	-3.7%
Other jurisdictions	(24)	0.0%
Changes in valuation allowance	(24,741)	-9.3%
Non-taxable or non-deductible items
Preferential tax rates and tax holiday	242	0.1%
R&D Super deduction	6,161	2.3%
Impairment loss on goodwill	(31,015)	-11.6%
Others	(1,428)	-0.5%
Other adjustments
Effect of PRC withholding tax	4,218	1.6%
Effective tax rates	11,464	4.3%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	As of June 30,
	2025	2026
	RMB	RMB

Deferred tax assets:
Allowances of credit losses	-	350
Allowance for inventory valuation allowance	-	361
Operating lease liabilities	1,509	6,227
Accrued liability	-	144
Deductible temporary difference related to advertising expenses	-	269
Net operating tax losses carried forward	783	21,645
Subtotal	2,292	28,996
Less: valuation allowance	(465)	(12,760)
Total deferred tax assets, net	1,827	16,236

	As of June 30,
	2025	2026
	RMB	RMB

Deferred tax liabilities:
Receivables of consideration for Divested Business	-	28,774
Operating lease right-of-use assets	1,694	6,394
Newly identified intangible assets arising from business combination	16,259	13,442
Unrealized investment income	297	(222)
Withholding tax on undistributed earnings	55,591	86,478
Total deferred tax liabilities	73,841	134,866

Schedule of Operating Tax Losses Carried Forward	As of June 30, 2026, certain entities of the Group had net operating tax losses carried forward, which if not utilized, will expire as follows:
2026
RMB

Loss expiring for the year ended December 31, 2026	-
Loss expiring for the year ended December 31, 2027	-
Loss expiring for the year ended December 31, 2028	-
Loss expiring for the year ended December 31, 2029	79
Loss expiring for the year ended December 31, 2030	14,795
Loss expiring for the year ended December 31, 2031	73,515
Subtotal	88,389

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Balance at beginning of the year	-	-	(465)
Addition	-	(465)	(12,295)
Balance at end of the year	-	(465)	(12,760)